SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	15 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Intangible Assets Amortization Rates
%

Patents	10
Technology	12.5-16.7
Customer relationships	20-25
Backlog	100

Schedule of Fair Value Assumptions for Stock Options

	2012	2013

Dividend yield	0%	0%
Expected volatility	44.9%-73.4%	38.5%-58%
Risk-free interest	0.19%-1.1%	0.14%-1.6%
Contractual term	4-9 years	4-8 years
Forfeiture rate	10%	10%
Suboptimal exercise multiple	1.5	1.5

Schedule of Product Warranty Accrual

	December 31,
	2012	2013

Warranty provision, beginning of year	$1,308	$1,202
Charged to costs and expenses relating to new sales	732	522
Costs of warranties granted	(803)	(519)
Foreign currency translation adjustments	(35)	33

Warranty provision, end of year	$1,202	$1,238

Schedule of Changes in Allowance for Doubtful Accounts

	Year ended December 31,
	2011	2012	2013

Balance at the beginning of the year	$919	$1,112	$959
Doubtful debt expenses during the year	411	413	165
Customers write-offs/collection during the year, net	(144)	(599)	(358)
Exchange rate	(74)	33	43

	$1,112	$959	$809

Schedule of Accumulated Other Comprehensive Income (Loss)
	Year ended December 31,
	2011	2012	2013

Foreign currency translation adjustments	$4,486	$4,749	$7,114

Total accumulated other comprehensive income	$4,486	$4,749	$7,114